ADMINISTRATIVE AND GENERAL EXPENSES (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2023	Oct. 27, 2022	Dec. 31, 2024
Administrative And General Expenses [Line Items]
Proceeds From Private Investment In Public Equity	$ 20.0
Subscription Agreement With Sensegain Prodigy Cayman Fund [Member]
Administrative And General Expenses [Line Items]
Proceeds From Private Investment In Public Equity		$ 20.0	$ 2.3